Leases - Summary of Cash Outflow For Leases (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Total cash outflow for leases (including short-term leases and leases of low-value assets)	€ 857	€ 826